LONGTERM INVESTMENTS	6 Months Ended
Jun. 30, 2021
Note 6 - LONG TERM INVESTMENTS
6.	LONG-TERM INVESTMENTS

The Company classifies its long-term investments as designated at fair value through profit and loss under IFRS 9. Long-term investments are summarized as follows:
	Fair Value December 31,		Movements in foreign	Fair value adjustments	Fair Value June 30,
	2020	Net Additions	exchange	for the period	2021
Talisker Resources Common Shares	$4,176	$-	$110	$68	$4,354
Silver Wolf Exploration Ltd. Common Shares	-	41	1	12	54
Silver Wolf Exploration Ltd. Warrants	-	76	3	23	102
	$4,176	$117	$114	$103	$4,510

On March 26, 2021, the Company received 131,718 common shares as part of the terms in the Option Agreement with Silver Wolf Exploration Ltd,, as well as 300,000 share purchase warrants at an exercise price of C$0.20. Upon acquisition, the fair value of these common shares and share purchase warrants were recorded as “Option Income” as a credit to exploration and evaluation assets (see Note 7). Any subsequent revaluation under IFRS 9 at fair value through profit and loss will be recorded as a gain or loss on long-term investments.

See Note 7 for full details of the Option Agreement, and Note 19(d) for valuation methodology for the share purchase warrants.